SPDR SSGA My2031 Municipal Bond ETF Annual Fund Operating Expenses - SPDR SSGA My2031 Municipal Bond ETF - SPDR SSGA My2031 Municipal Bond ETF	Sep. 10, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.20%

[1]	“Other expenses” are based on estimated amounts for the current fiscal year.